Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2022
Debt Securities In Issue [Abstract]
Schedule of debt securities in issue

	At 30 June 2022			At 31 December 2021
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Medium-term notes issued	5,614	37,912	43,526	6,504	37,354	43,858
Covered bonds	—	15,282	15,282	—	17,409	17,409
Certificates of deposit issued	—	6,440	6,440	—	4,454	4,454
Securitisation notes	29	3,574	3,603	33	3,672	3,705
Commercial paper	—	11,076	11,076	—	8,663	8,663
	5,643	74,284	79,927	6,537	71,552	78,089